PROCESSING AND SERVICING COSTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
PROCESSING AND SERVICING COSTS
Market information and data fee	$ 68,274		$ 54,282	$ 46,669
Cloud service fee	48,940		16,729	14,081
Data transmission fee	23,072		13,890	9,145
System cost	4,476		4,334	949
SMS service fee	2,511		1,523	1,834
Others	2,105		1,158	1,165
Total	$ 149,378	$ 19,266	$ 91,916	$ 73,843